Other income and (expenses) - Summary of other operating income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Maintenance, installation and sale of POS equipment		S/ 28,743	S/ 22,000	S/ 0
Gain from sale of written-off-loans		18,770	19,177	11,848
Gain on sale of property, furniture and equipment, Note 8(d)		15,300	11,780	0
Other technical income from insurance operations		10,163	6,489	8,115
Services rendered to third parties		7,512	7,611	6,836
Income from ATM rentals		5,365	6,459	4,944
Gain from refunds and penalties		0	18,783	0
Income from investments in associates		0	18,692	33,378
Fair value adjustment of the participation held by Interbank in Izipay, note 1(d)		0	222,513	0
Others		70,847	66,677	24,377
Total other income		156,700	400,181	89,498
Other expenses
Commissions from insurance activities		(42,400)	(90,168)	(37,920)
Administrative and tax penalties		(20,198)	(7,317)	(2,672)
Provision for accounts receivable		(13,847)	(5,684)	(1,123)
Cost of sale of POS equipment		(12,819)	(27,366)	0
Sundry technical insurance expenses		(10,066)	(11,048)	(65,757)
Expenses related to rental income		(5,814)	(7,521)	(4,026)
Donations		(4,529)	(4,712)	(4,991)
Provision for sundry risk		(4,138)	(12,661)	(14,872)
Write-off of intangibles, Note 9(a)		(3,455)	(6,266)	(10,371)
Others	[1]	(67,726)	(67,901)	(68,460)
Total other expenses		S/ (184,992)	S/ (240,644)	S/ (210,192)

[1]	During the years 2023 and 2022, corresponds mainly to expenses for operational write-offs and technological failures, among other minor expenses. During 2021, corresponds mainly to non-recurring expenses derived from the Covid-19 pandemic (implementation of safety protocols and remote working, among others).